LONG-TERM DEBT (2013 Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Mar. 28, 2013	Feb. 07, 2013	May. 17, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Line Items]
Total long-term debt				$ 3,962,705	$ 3,902,781
Loss on extinguishment of debt				481	0	$ 50,935
Costs associated with debt modification				7,603	0	10,538
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal		100.00%
Total long-term debt		$ 1,000,000		$ 1,000,000	1,000,000
Maturity date				Feb. 15, 2021
Interest rate per annum		5.00%
Debt underwriting commissions and other expenses		$ 14,500
Net proceeds from issuance of 2013 Senior Notes		$ 985,500
Costs associated with debt modification						10,538
Costs capitalized as deferred finance costs						6,523
Maximum redeemable percentage of principal prior to February 15, 2016 for partial redemption		35.00%
Net assets restricted from distribution				$ 3,913,000	$ 3,639,000
2010 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal			98.671%
Maturity date				May 15, 2018
Interest rate per annum			10.25%
Repurchase of 2010 Senior Notes in full funded by net proceeds from issuance of 2013 Senior Notes	$ 600,000
Redemption costs of 2010 Senior Notes funded by net proceeds from issuance of 2013 Senior Notes	102,497
Loss on extinguishment of debt						50,256
Redemption costs of 2010 Senior Notes	102,497
Unamortized deferred financing costs	23,793
Unamortized issue discount	$ 5,962
Maximum redeemable percentage of principal prior to February 15, 2016 for partial redemption			35.00%
2010 Senior Notes [Member] | Senior Notes [Member] | Extinguishment of Debt [Member]
Long-Term Debt [Line Items]
Redemption costs of 2010 Senior Notes						38,949
Unamortized deferred financing costs						9,041
Unamortized issue discount						$ 2,266